CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME
Other comprehensive (loss)/income, tax	¥ 0	¥ 0	¥ 0
Foreign currency translation difference, tax	¥ 0	¥ 0	¥ 0
Stock split			500